Long-Term Debt, net - Additional Information (Details) $ in Thousands				1 Months Ended			3 Months Ended	12 Months Ended
	Jul. 12, 2021 USD ($)	Apr. 12, 2021 USD ($) installment	Feb. 11, 2021 USD ($)	Dec. 31, 2022 USD ($) item installment	Jun. 30, 2022 USD ($) installment item	May 31, 2022 USD ($)	Jun. 30, 2022 USD ($) installment item	Dec. 31, 2023 USD ($) item	Dec. 31, 2022 USD ($) item installment	Dec. 31, 2021 USD ($)	Jul. 01, 2021 USD ($) installment
Line of Credit Facility [Line Items]
Carrying value of vessels subject to first preferred mortgages as collateral to credit facilities								$ 1,522,100
Deferred bond issuance costs				$ 8,100				$ 6,300	$ 8,100
Number of vessels excluding sale and lease back arrangement | item								24
Early repaid amount								$ 27,500	892,928	$ 1,343,725
Gain/(loss) on debt extinguishment, net		$ 111,600						(2,254)	4,351	111,616
Incurred interest expense								35,700		53,100
Interest expense capitalized								17,400	5,000	0
Interest expense incurred									55,700
Interest paid								$ 18,100	$ 54,000	$ 42,800
Weighted average interest rate on long-term borrowings (as a percent)				5.30%				7.80%	5.30%	4.40%
Gemini Shipholdings Corporation
Line of Credit Facility [Line Items]
Number of quarterly instalments | installment											13
Balloon payment at maturity											$ 13,500
Acquired outstanding principal balance											$ 23,100
TEU sister vessels
Line of Credit Facility [Line Items]
TEU | item					5,466		5,466
Citibank $382.5 mil. Revolving Credit Facility
Line of Credit Facility [Line Items]
Credit facility				$ 382,500					$ 382,500
Citibank/Natwest $815 mil. Facility
Line of Credit Facility [Line Items]
Credit facility				815,000		$ 815,000			815,000
BNP Paribas/Credit Agricole $130 mil. Facility
Line of Credit Facility [Line Items]
Credit facility								$ 130,000
Term of debt					5 years
Balloon payment at maturity					$ 67,200		$ 67,200
Long-term debt				120,000				$ 100,000	120,000
Minimum percentage of fair market value of collateral vessels required to cover loan value								125.00%
Early repaid amount					$ 130,000
BNP Paribas/Credit Agricole $130 mil. Facility | Eight Quarterly Installment
Line of Credit Facility [Line Items]
Number of quarterly instalments | installment					8		8
Amount of quarterly instalment					$ 5,000
BNP Paribas/Credit Agricole $130 mil. Facility | Twelve Quarterly Installments
Line of Credit Facility [Line Items]
Number of quarterly instalments | installment					12		12
Amount of quarterly instalment					$ 1,900
BNP Paribas/Credit Agricole $130 mil. Facility | Non-cumulative compounded RFR rate
Line of Credit Facility [Line Items]
Spread on variable rate					2.16%
Alpha Bank $55.25 mil. Facility
Line of Credit Facility [Line Items]
Credit facility				$ 55,250				$ 55,250	$ 55,250
Term of debt				5 years
Number of quarterly instalments | installment				20					20
Amount of quarterly instalment				$ 1,875
Balloon payment at maturity				17,750					$ 17,750
Outstanding balance				$ 55,250				55,250	$ 55,250
Number of vessels pledged as collateral | item				2					2
Long-term debt				$ 55,250				47,750	$ 55,250
Alpha Bank $55.25 mil. Facility | SOFR
Line of Credit Facility [Line Items]
Spread on variable rate				2.30%
Citibank $382.5 mil. Revolving Credit Facility
Line of Credit Facility [Line Items]
Credit facility				$ 382,500				382,500	$ 382,500
Term of debt				5 years
Number of quarterly instalments | installment				20					20
Amount of quarterly instalment				$ 11,250
Balloon payment at maturity				157,500					$ 157,500
Outstanding balance				$ 0				0	$ 0
Commitment fee payable (as a percent)				0.80%
Number of vessels pledged as collateral | item				16					16
Remaining borrowing availability								337,500
Citibank $382.5 mil. Revolving Credit Facility | SOFR
Line of Credit Facility [Line Items]
Spread on variable rate				2.00%
Senior unsecured notes
Line of Credit Facility [Line Items]
Face amount of debt			$ 300,000
Fixed interest rate (as a percent)			8.50%
Percentage of principal amount redeemable from equity offering within 90 days of closing			35.00%
Redemption period of principal from closing of equity offering			90 days
Amount repurchased				$ 37,200					$ 37,200
Deferred bond issuance costs			$ 9,000
Long-term debt				262,766				$ 262,766	262,766
Senior unsecured notes | Prior to March 1, 2024
Line of Credit Facility [Line Items]
Percent of equity offering proceeds within 90 days after the equity offering closing			108.50%
Senior unsecured notes | On or after March 1, 2024
Line of Credit Facility [Line Items]
Percent of principal amount being redeemed			104.25%
Senior unsecured notes | On or after March 1, 2025
Line of Credit Facility [Line Items]
Percent of principal amount being redeemed			102.125%
Senior unsecured notes | On or after March 1, 2026
Line of Credit Facility [Line Items]
Percent of principal amount being redeemed			100.00%
Senior unsecured notes | Maximum [Member]
Line of Credit Facility [Line Items]
Face amount of debt		300,000
Citibank/Natwest $815 mil. Facility
Line of Credit Facility [Line Items]
Credit facility		$ 815,000
Term of debt		4 years
Number of quarterly instalments | installment		16
Amount of quarterly instalment		$ 20,400				12,900
Balloon payment at maturity	$ 489,000					309,000
Outstanding balance				$ 437,750					$ 437,750
Early repaid amount						270,000
Gain/(loss) on debt extinguishment, net						$ 26,900
Citibank/Natwest $815 mil. Facility | London Interbank Offered Rate [Member]
Line of Credit Facility [Line Items]
Spread on variable rate	2.50%
Macquarie Bank $58 mil. Facility
Line of Credit Facility [Line Items]
Early repaid amount							$ 43,000
SinoPac $13.3 mil. Facility
Line of Credit Facility [Line Items]
Early repaid amount							9,800
Eurobank $30.0 mil. Facility
Line of Credit Facility [Line Items]
Early repaid amount							$ 20,600
Alpha Bank $55.25 mil. Facility and Citibank $382.5 mil. Revolving Credit Facility
Line of Credit Facility [Line Items]
Minimum percentage of fair market value of collateral vessels required to cover loan value								120.00%
Alpha Bank $55.25 mil. Facility, Citibank $382.5 mil. Revolving Credit Facility and BNP Paribas/Credit Agricole $130 mil. Facility
Line of Credit Facility [Line Items]
Minimum liquidity								$ 30,000
Maximum leverage ratio								6.5
Minimum interest coverage ratio								2.5